Other expenses	12 Months Ended
Mar. 31, 2025
Disclosure Of Detailed Information About Other Expenses [Abstract]
Other expenses
33.
Other expenses

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Legal and professional fees	2,066	1,438	1,412	17
Corporate social responsibility	147	240	311	4
Travelling and conveyance	595	520	444	5
Lease rent relating to short term leases	46	43	35	0
Director's commission	67	83	76	1
Rates and taxes	465	1,065	1,045	12
Insurance	1,226	1,153	997	12
Operation and maintenance	5,528	5,937	6,270	73
Repair and maintenance	177	243	157	2
Loss on sale / damage of property plant and equipment	7	18	18	0
Advertising and sales promotion	118	105	84	1
Security charges	441	542	605	7
Communication costs	167	247	235	3
Impairment of carbon credit	630	105	13	0
Impairment of inventory	32	149	37	0
Impairment allowances for financial assets	522	1,573	—	—
Warranty expenses	—	—	71	1
Donation	—	490	428	5
Liquidated damages	800	240	179	2
Miscellaneous expenses	601	642	366	4
Total	13,636	14,834	12,783	150